UBS U.S. Equity Alpha Relationship Fund

Industry diversification — March 31, 2019 (unaudited)1

Common stocks	Percentage of net assets
Aerospace & defense	2.2%
Airlines	2.2
Auto components	1.2
Banks	5.7
Beverages	1.7
Biotechnology	4.2
Building products	3.5
Chemicals	2.1
Commercial services & supplies	0.9
Communications equipment	1.6
Consumer finance	3.9
Distributors	1.4
Diversified financial services	1.5
Energy equipment & services	0.8
Entertainment	5.7
Equity real estate investment trusts	2.7
Food products	2.6
Health care providers & services	4.7
Hotels, restaurants & leisure	1.9
Insurance	7.3
Interactive media & services	3.6
Internet & direct marketing retail	7.7
IT services	3.8
Life sciences tools & services	2.1
Machinery	4.0
Metals & mining	1.9
Oil, gas & consumable fuels	3.1
Pharmaceuticals	7.7
Semiconductors & semiconductor equipment	13.8
Software	6.6
Specialty retail	4.6
Technology hardware, storage & peripherals	2.2
Tobacco	3.0
Wireless telecommunication services	1.3

Total common stocks	123.2%
Short-term investment	0.3
Investment of cash collateral from securities loaned	0.0 †

Total investments before investments sold short	123.5%

Investments sold short Common stocks	Percentage of net asset
Biotechnology	(1.7)%
Commercial services & supplies	(1.2)
Communications equipment	(0.4)
Diversified consumer services	(0.3)
Electrical equipment	(0.4)
Electronic equipment, instruments & components	(1.2)
Entertainment	(0.4)
Food products	(0.6)
Health care equipment & supplies	(0.5)
Health care providers & services	(1.0)
Hotels, restaurants & leisure	(1.6)
Household durables	(0.5)
Household products	(1.3)
Insurance	(0.4)
Interactive media & services	(2.2)
IT services	(1.5)
Life sciences tools & services	(0.8)
Media	(0.3)
Multiline retail	(0.4)
Pharmaceuticals	(0.8)
Semiconductors & semiconductor equipment	(2.0)
Software	(2.1)
Specialty retail	(1.7)
Technology hardware, storage & peripherals	(0.4)
Textiles, apparel & luxury goods	(0.6)

Total investments sold short	(24.3)%
Other assets in excess of liabilities	0.8

Net assets	100.0%

†	Amount represents less than 0.05%
[1]	The Fund’s portfolio is actively managed and its composition will vary over time.

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks — 123.2%
Aerospace & defense — 2.2%
Spirit AeroSystems Holdings, Inc., Class A1	64,591	5,912,014

Airlines — 2.2%
Delta Air Lines, Inc.	112,513	5,811,297

Auto components — 1.2%
Aptiv PLC	40,407	3,211,952

Banks — 5.7%
JPMorgan Chase & Co.[1]	71,063	7,193,707
US Bancorp[1]	49,461	2,383,526
Wells Fargo & Co.[1]	117,818	5,692,966

		15,270,199

Beverages — 1.7%
PepsiCo, Inc.[1]	37,557	4,602,610

Biotechnology — 4.2%
Alnylam Pharmaceuticals, Inc.*,1	33,352	3,116,744
Coherus Biosciences, Inc.*	98,000	1,336,720
Incyte Corp.*	53,618	4,611,684
Ironwood Pharmaceuticals, Inc.*,2	156,401	2,116,106

		11,181,254

Building products — 3.5%
Allegion PLC	56,500	5,125,115
Masco Corp.	109,258	4,294,932

		9,420,047

Chemicals — 2.1%
Ashland Global Holdings, Inc.	72,505	5,664,816

Commercial services & supplies — 0.9%
Stericycle, Inc.*,2	43,000	2,340,060

Communications equipment — 1.6%
Arista Networks, Inc.*,1	13,660	4,295,524

Consumer finance — 3.9%
American Express Co.[1]	31,939	3,490,933

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks — (continued)
Consumer finance — (concluded)
Synchrony Financial[1]	222,715	7,104,608

		10,595,541

Distributors — 1.4%
LKQ Corp.*	131,001	3,717,808

Diversified financial services — 1.5%
Voya Financial, Inc.	79,285	3,961,079

Energy equipment & services — 0.8%
Halliburton Co.	75,184	2,202,891

Entertainment — 5.7%
Activision Blizzard, Inc.	78,357	3,567,594
Electronic Arts, Inc.*	31,252	3,176,141
Take-Two Interactive Software, Inc.*	47,225	4,456,623
Walt Disney Co./The	36,515	4,054,261

		15,254,619

Equity real estate investment trusts — 2.7%
Simon Property Group, Inc.[1]	39,223	7,146,823

Food products — 2.6%
Mondelez International, Inc., Class A1	137,271	6,852,568

Health care providers & services — 4.7%
Laboratory Corp. of America Holdings*	22,057	3,374,280
UnitedHealth Group, Inc.[1]	37,651	9,309,586

		12,683,866

Hotels, restaurants & leisure — 1.9%
Norwegian Cruise Line Holdings Ltd.*,1	91,139	5,009,000

Insurance — 7.3%
Aon PLC[1]	37,200	6,350,040
Marsh & McLennan Cos., Inc.	98,677	9,265,770
MetLife, Inc.[1]	95,891	4,082,080

		19,697,890

Interactive media & services — 3.6%
Facebook, Inc., Class A*,1	58,309	9,719,527

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks — (continued)
Internet & direct marketing retail — 7.7%
Amazon.com, Inc.*,1	8,293	14,767,760
Expedia Group, Inc.[1]	49,370	5,875,030

		20,642,790

IT services — 3.8%
GoDaddy, Inc., Class A*	53,040	3,988,078
Visa, Inc., Class A1	39,013	6,093,440

		10,081,518

Life sciences tools & services — 2.1%
Bio-Rad Laboratories, Inc., Class A*,1	18,317	5,599,141

Machinery — 4.0%
AGCO Corp.	84,924	5,906,464
Gardner Denver Holdings, Inc.*	176,300	4,902,903

		10,809,367

Metals & mining — 1.9%
Steel Dynamics, Inc.	144,044	5,080,432

Oil, gas & consumable fuels — 3.1%
Concho Resources, Inc.	30,228	3,354,099
Hess Corp.	81,095	4,884,352

		8,238,451

Pharmaceuticals — 7.7%
Allergan PLC[1]	38,777	5,677,341
Elanco Animal Health, Inc.*	4,562	146,295
Eli Lilly & Co.[1]	34,525	4,479,964
Johnson & Johnson	65,190	9,112,910
Medicines Co./The*,1	44,209	1,235,641

		20,652,151

Semiconductors & semiconductor equipment — 13.8%
Applied Materials, Inc.	74,891	2,970,177
KLA-Tencor Corp.	26,575	3,173,321
Lam Research Corp.	18,031	3,227,729
Marvell Technology Group Ltd.	275,282	5,475,359
Micron Technology, Inc.*,1	145,854	6,028,146
NXP Semiconductors N.V.	41,030	3,626,642
Qorvo, Inc.*	40,083	2,875,153

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks — (concluded)
Semiconductors & semiconductor equipment — (concluded)
Skyworks Solutions, Inc.[1]	24,619	2,030,575
Teradyne, Inc.	79,945	3,185,009
Universal Display Corp.	28,018	4,282,551

		36,874,662

Software — 6.6%
Adobe, Inc.*	24,975	6,655,588
salesforce.com, Inc.*	36,767	5,822,790
Ultimate Software Group, Inc./The*	15,898	5,248,406

		17,726,784

Specialty retail — 4.6%
Michaels Cos., Inc./The*,2	332,776	3,800,302
TJX Cos., Inc./The[1]	161,324	8,584,050

		12,384,352

Technology hardware, storage & peripherals — 2.2%
Western Digital Corp.[1]	125,547	6,033,789

Tobacco — 3.0%
Philip Morris International, Inc.[1]	91,950	8,127,461

Wireless telecommunication services — 1.3%
T-Mobile US, Inc.*,1	51,634	3,567,909

Total common stocks (cost — $265,333,707)		330,370,192

Short-term investment — 0.3%
Investment company — 0.3%
State Street Institutional U.S. Government Money Market Fund (cost — $738,633)	738,633	738,633

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2019 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned — 0.0%†
Money market fund — 0.0%†
State Street Navigator Securities Lending Government Money Market Portfolio (cost — $50,414)	50,414	50,414
Total investments before investments sold short (cost — $266,122,754)[3] — 123.5%		331,159,239

Investments sold short — (24.3)%
Common stocks — (24.3)%
Biotechnology — (1.7)%
Amgen, Inc.	(5,248)	(997,015)
Ligand Pharmaceuticals, Inc.	(15,740)	(1,978,675)
OPKO Health, Inc.	(224,475)	(585,880)
United Therapeutics Corp.	(7,611)	(893,303)

		(4,454,873)

Commercial services & supplies — (1.2)%
Healthcare Services Group, Inc.	(65,183)	(2,150,387)
Pitney Bowes, Inc.	(141,285)	(970,628)

		(3,121,015)

Communications equipment — (0.4)%
F5 Networks, Inc.	(7,593)	(1,191,569)

Diversified consumer services — (0.3)%
H&R Block, Inc.	(38,317)	(917,309)

Electrical equipment — (0.4)%
Emerson Electric Co.	(14,409)	(986,584)

Electronic equipment, instruments & components — (1.2)%
Arrow Electronics, Inc.	(13,310)	(1,025,669)
Flex Ltd.	(109,090)	(1,090,900)
Tech Data Corp.	(10,473)	(1,072,540)

		(3,189,109)

Entertainment — (0.4)%
Netflix, Inc.	(3,013)	(1,074,315)

Food products — (0.6)%
McCormick & Co., Inc. (Non-Voting)	(10,410)	(1,568,058)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short — (continued)
Common stocks — (continued)
Health care equipment & supplies — (0.5)%
IDEXX Laboratories, Inc.	(5,758)	(1,287,489)

Health care providers & services — (1.0)%
Cardinal Health, Inc.	(15,800)	(760,770)
Covetrus, Inc.	(6,662)	(212,185)
Henry Schein, Inc.	(16,655)	(1,001,132)
Patterson Cos., Inc.	(34,087)	(744,801)

		(2,718,888)

Hotels, restaurants & leisure — (1.6)%
Hyatt Hotels Corp., Class A	(19,822)	(1,438,482)
Planet Fitness, Inc., Class A	(43,158)	(2,965,818)

		(4,404,300)

Household durables — (0.5)%
Garmin Ltd.	(16,163)	(1,395,675)

Household products — (1.3)%
Church & Dwight Co., Inc.	(19,299)	(1,374,668)
Clorox Co./The	(12,507)	(2,006,873)

		(3,381,541)

Insurance — (0.4)%
CNO Financial Group, Inc.	(74,288)	(1,201,980)

Interactive media & services — (2.2)%
Alphabet, Inc., Class A	(905)	(1,065,086)
Snap, Inc., Class A	(159,594)	(1,758,726)
Twitter, Inc.	(90,598)	(2,978,862)

		(5,802,674)

IT services — (1.5)%
FleetCor Technologies, Inc.	(4,452)	(1,097,819)
International Business Machines Corp.	(7,427)	(1,047,950)
VeriSign, Inc.	(10,117)	(1,836,842)

		(3,982,611)

Life sciences tools & services — (0.8)%
Mettler-Toledo International, Inc.	(2,850)	(2,060,550)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short — (concluded)
Common stocks — (concluded)
Media — (0.3)%
Gannett Co., Inc.	(87,347)	(920,637)

Multiline retail — (0.4)%
Kohl’s Corp.	(14,129)	(971,651)

Pharmaceuticals — (0.8)%
Teva Pharmaceutical Industries Ltd. ADR	(145,400)	(2,279,872)

Semiconductors & semiconductor equipment — (2.0)%
First Solar, Inc.	(20,262)	(1,070,644)
Intel Corp.	(19,788)	(1,062,616)
QUALCOMM, Inc.	(17,489)	(997,398)
Texas Instruments, Inc.	(9,646)	(1,023,151)
Xilinx, Inc.	(8,898)	(1,128,177)

		(5,281,986)

Software — (2.1)%
Cadence Design Systems, Inc.	(21,432)	(1,361,146)
Intuit, Inc.	(4,963)	(1,297,378)
Oracle Corp.	(31,155)	(1,673,335)
Splunk, Inc.	(11,394)	(1,419,693)

		(5,751,552)

Specialty retail — (1.7)%
Abercrombie & Fitch Co., Class A	(94,193)	(2,581,830)
Bed Bath & Beyond, Inc.	(114,951)	(1,953,018)

		(4,534,848)

Technology hardware, storage & peripherals — (0.4)%
Seagate Technology PLC	(24,037)	(1,151,132)

Textiles, apparel & luxury goods — (0.6)%
Under Armour, Inc., Class A	(75,313)	(1,592,117)

Total investments sold short (proceeds — $53,163,765)		(65,222,335)
Other assets in excess of liabilities — 0.8%		2,135,527

Net assets — 100.0%		$268,072,431

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	330,370,192	—	—	330,370,192
Short-term investment	—	738,633	—	738,633
Investment of cash collateral from securities loaned	—	50,414	—	50,414
Total	330,370,192	789,047	—	331,159,239

Liabilities
Investments sold short	(65,222,335)	—	—	(65,222,335)

At March 31, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

†	Amount represents less than 0.05%
*	Non-income producing security.
1	Security, or portion thereof, pledged as collateral for investments sold short.
2	Security, or portion thereof, was on loan at the period end.
3	Includes $7,448,291 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes non-cash collateral of $7,556,081 and cash collateral of $50,414

Portfolio acronym
ADR	American Depositary Receipt

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission (“SEC”).

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The Fund may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of the Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated December 31, 2018.